Share Based Payments (Tables)	12 Months Ended
Jun. 30, 2025
Share Based Payments [Abstract]
Schedule of Options Granted

Information with respect to the number of options granted under the 2004 ASX Plan and 2018 ADS Plan as follows:

	Years Ended June 30,
	2025		2024		2023
	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)
Beginning of the year	381,542,720	0.022	170,042,720	0.047	184,692,720	0.05
Issued during the year	-		217,000,000	0.004	-	-
Exercised during the year	(6,333,333)	0.004	-	-	-	-
Expired during the year	(12,000,000)	.07	-	-	(13,150,000)	0.11
Forfeited during the year	(4,650,000)	0.036	(5,500,000)	0.036	(1,500,000)	0.02

Outstanding at year end	358,559,387	0.021	381,542,720	0.022	170,042,720	0.05

Vested and Exercisable at year end	275,689,612	0.024	195,708,100	0.033	87,280,755	0.06

Schedule of Options Outstanding

Options outstanding at the end of the year have the following expiry date and exercise prices:

			Exercise Price	Share options	Share options
Series	Grant Date	Expiry Date	$A	2025	2024
ATHAAB	September 18, 2020	September 17, 2025	0.09	35,000,000	35,000,000
ATHAAD	January 7, 2021	January 6, 2026	0.03	91,392,720	91,392,720
ATHAAE	November 29, 2021	November 29, 2026	0.04	10,000,000	14,250,000
ATHAAF	July 31, 2021	July 31, 2024	0.07	-	12,000,000
ATHAAG	November 21, 2021	November 29, 2026	0.02	11,500,000	11,900,000
ATHAAH	December 21, 2023	December 19, 2026	0.001	8,000,000	8,000,000
ATHAA	March 13, 2024	March 13, 2029	0.004	20,166,667	26,500,000
ATHAB	March 13, 2024	March 13, 2029	0.005	62,500,000	62,500,000
ATHAC	March 21, 2024	March 21, 2029	0.003	120,000,000	120,000,000
			Total	358,559,387	381,542,720
Weighted average remaining contractual life of options outstanding at end of period.				2.37 years	3.28 years

Schedule of Valuations of Options Approved and Issued

The model inputs for the valuations of options approved and issued during the current and previous financial years are as follows:

		Exercise Price per Share	Share Price at Grant Date	Expected Share Price	Years to	Dividend	Risk-free Interest	Fair Value per Options
Series	Grant Date	A$	A$	Volatility	Expiry	Yield	Rate	A$
ATHAAB	September 18,2020	0.09	0.05	98.00%	5.00	0%	0.43%	0.032
ATHAAD	January 7,2021	0.03	0.032	139.52%	5.00	0%	0.38%	0.028
ATHAAE	November 29, 2021	0.04	0.025	138.47%	5.00	0%	1.35%	0.021
ATHAAF	July 31, 2021	0.07	0.034	169.42%	5.00	0%	0.13%	0.027
ATHAAG	November 29, 2021	0.02	0.0238	138.47%	5.00	0%	1.35%	0.021
ATHAAH	December 21, 2023	0.01	0.0065	133.87%	3.00	0%	3.67%	0.005
ATHAA	March 13, 2024	0.004	0.004	158.31%	5.00	0%	3.47%	0.004
ATHAB	March 13, 2024	0.004	0.004	158.31%	5.00	0%	3.47%	0.004
ATHAC	March 21, 2024	0.003	0.004	158.83%	5.00	0%	3.48%	0.004

Schedule of Shares Issued under Stock Option Plan

Information with respect to the number of shares issued under the stock option plan as follows:

	Years Ended June 30,
	2025	2024	2023
	Number of Shares	Number of Shares	Number of Shares
Beginning of the year	13,277,715	13,277,715	13,277,715
Issued during the year	-	-	-

End of the financial year	13,277,715	13,277,715	13,277,715